Summary of Principal Contractual Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leases
2014	$ 1,460
2015	709
2016	567
2017	379
2018	32
Thereafter
Contractual Obligation, Total	3,147
Purchase Commitments
2014	6,266
Thereafter
Contractual Obligation, Total	6,266
Other Contractual Obligations
2014	287
2015	36
2016	23
2017	1
Thereafter
Contractual Obligation, Total	347
Total Commitments
2014	8,013
2015	745
2016	590
2017	380
2018	32
Thereafter
Contractual Obligation, Total	$ 9,760